UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22392

 NAME OF REGISTRANT:                     Cohen & Steers Preferred
                                         Securities and Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina M. Payne
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


Cohen & Steers Preferred Securities and Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 PARTNERRE LTD.                                                                              Agenda Number:  934284364
--------------------------------------------------------------------------------------------------------------------------
        Security:  G68603128
    Meeting Type:  Special
    Meeting Date:  19-Nov-2015
          Ticker:  PREPRF
            ISIN:  BMG686031284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     TO APPROVE AND ADOPT THE MERGER AGREEMENT,                Mgmt          For                            For
       THE STATUTORY MERGER AGREEMENT AND THE
       MERGER

4.     TO APPROVE AN ADJOURNMENT OF THE SPECIAL                  Mgmt          For                            For
       GENERAL MEETING, IF NECESSARY OR
       APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES,
       IF THERE ARE INSUFFICIENT VOTES TO APPROVE
       THE MERGER PROPOSAL AT SUCH SPECIAL GENERAL
       MEETING




--------------------------------------------------------------------------------------------------------------------------
 PARTNERRE LTD.                                                                              Agenda Number:  934284364
--------------------------------------------------------------------------------------------------------------------------
        Security:  G68603409
    Meeting Type:  Special
    Meeting Date:  19-Nov-2015
          Ticker:  PREPRD
            ISIN:  BMG686034098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     TO APPROVE AND ADOPT THE MERGER AGREEMENT,                Mgmt          For                            For
       THE STATUTORY MERGER AGREEMENT AND THE
       MERGER

4.     TO APPROVE AN ADJOURNMENT OF THE SPECIAL                  Mgmt          For                            For
       GENERAL MEETING, IF NECESSARY OR
       APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES,
       IF THERE ARE INSUFFICIENT VOTES TO APPROVE
       THE MERGER PROPOSAL AT SUCH SPECIAL GENERAL
       MEETING




--------------------------------------------------------------------------------------------------------------------------
 PARTNERRE LTD.                                                                              Agenda Number:  934284364
--------------------------------------------------------------------------------------------------------------------------
        Security:  G68603508
    Meeting Type:  Special
    Meeting Date:  19-Nov-2015
          Ticker:  PREPRE
            ISIN:  BMG686035087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     TO APPROVE AND ADOPT THE MERGER AGREEMENT,                Mgmt          For                            For
       THE STATUTORY MERGER AGREEMENT AND THE
       MERGER

4.     TO APPROVE AN ADJOURNMENT OF THE SPECIAL                  Mgmt          For                            For
       GENERAL MEETING, IF NECESSARY OR
       APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES,
       IF THERE ARE INSUFFICIENT VOTES TO APPROVE
       THE MERGER PROPOSAL AT SUCH SPECIAL GENERAL
       MEETING



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Preferred Securities and Income Fund, Inc.
By (Signature)       /s/ Tina M. Payne
Name                 Tina M. Payne
Title                Secretary
Date                 08/04/2016